PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Summary of Asset Acquisitions (Details) - 12 months ended Dec. 31, 2024 - Brookfield Renewable and Institutional Partners
₩ in Millions, ¥ in Millions, $ in Millions
	USD ($) MW	CNY (¥) MW	KRW (₩) MW
140 MW U.S. Distributed Energy And Storage
Disclosure of operating segments [line items]
Capacity	226	226	226
Amount recognized in Property, Plant and Equipment | $	$ 146
Brookfield Renewable Economic Interest	20.00%	20.00%	20.00%
127 MW U.S. Distributed Energy And Storage
Disclosure of operating segments [line items]
Capacity	159	159	159
Amount recognized in Property, Plant and Equipment | $	$ 96
Brookfield Renewable Economic Interest	25.00%	25.00%	25.00%
510 MW U.S. Utility Scale Solar
Disclosure of operating segments [line items]
Capacity	123	123	123
Amount recognized in Property, Plant and Equipment | $	$ 93
Brookfield Renewable Economic Interest	20.00%	20.00%	20.00%
149 MW China Wind Asset
Disclosure of operating segments [line items]
Capacity	149	149	149
Amount recognized in Property, Plant and Equipment	$ 185	¥ 1,300
Brookfield Renewable Economic Interest	20.00%	20.00%	20.00%
98 MW South Korea Utility-scale Solar
Disclosure of operating segments [line items]
Capacity	98	98	98
Amount recognized in Property, Plant and Equipment	$ 50		₩ 69,000
Brookfield Renewable Economic Interest	14.00%	14.00%	14.00%